Provisions - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Current portion of provision	¥ 533,140	¥ 524,420	¥ 508,360
Non-current portion of provision	35,177	14,373	55,969
Expense of restructuring activities	123,584	73,835	56,915
Rebates payable	241,704	253,832
Personnel costs
Disclosure of other provisions [line items]
Expense of restructuring activities	¥ 16,353	¥ 9,769	¥ 9,683